SHARE CAPITAL AND OTHER RESERVES - Warrants (Details) - USD ($)			12 Months Ended
	Nov. 01, 2022	May 06, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Outstanding, Beginning balance			100,000	100,000	362,833
Warrant reserve, Beginning balance			$ 63,228	$ 59,702	$ 263,596
Number of warrants, Value assigned to warrants vested - consultants			0	0	0
Warrant reserve, Value assigned to warrants vested - consultants			$ 0	$ 3,526	$ 34,323
Warrants expired			$ 0	$ 0	$ (238,217)
Number of warrants expired			(100,000)	0	(262,833)
Number of warrants, Outstanding, Ending balance			0	100,000	100,000
Warrant reserve, Ending balance			$ 63,228	$ 63,228	$ 59,702
Weighted average exercise price of outstanding warrants				$ 0.81	$ 0.81
Weighted average remaining life of outstanding warrants			0 years	10 months 2 days	1 year 10 months 2 days
Warrants issued - IPO
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Transactions during the year : Warrants issued		262,833
Exercise price of warrants		$ 4.4
Fair value of warrants		$ 238,217
Warrants Issued - Consultants
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Transactions during the year : Warrants issued	100,000
Exercise price of warrants	$ 0.81